Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities
Net income (loss)	$ (4,306,918)	$ (2,384,802)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation	67,586	275,465
Gain/loss on settlement of liabilities	1,842,273	(441,041)
Fair value of stock issued for note modification	449,660	168,856
Amortization of debt discount	28,497	(28,497)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	39,129	(80,485)
Accounts payable and accrued expenses	764,583	165,781
Accrued interest	364,879	46,517
Net cash used in operating activities	(750,311)	(2,278,206)
Cash Flows from Investing Activities:
Acquisition of mineral claims		(106,000)
Net cash provided by (used in) investing activities		(106,000)
Cash Flows from Financing Activities
Proceeds from convertible notes	105,000	2,025,000
Proceeds from convertible notes – related party	105,000
Proceeds from promissory notes	770,831	100,000
Repayment of promissory notes	(225,000)
Proceeds from warrant exercises		224,000
Net cash provided by financing activities	755,831	2,349,000
Net increase (decrease) in cash	5,520	(35,206)
Cash, beginning of period	7,376	42,582
Cash, end of period	12,896	7,376
Supplemental disclosures:
Interest paid
Supplemental disclosures of non-cash items:
Accounts payable and accrued payable exchanged for convertible note	$ 440,129